Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance		R$ (89,596)	R$ (570,020)
Gains (losses) recognized in result	R$ 317,729	(238,458)	958,005
Payment (receipts)			(477,581)
Rights (obligations) with derivatives, ending balance			(89,596)
Derivative financial instruments	0	21,909	36,054
Aircraft sublease			235,896
Derivative financial instruments	(65,375)	(68,905)	69,365
Non-current derivative financial assets			235,896
Non-current derivative financial liabilities	0	(840)	175,210
Long-term loans and financing			(116,971)
Designated as hedging instrument | Cash flow hedges [member] | Option contract [member]
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance		0	0
Gains (losses) recognized in result			0
Payment (receipts)			0
Rights (obligations) with derivatives, ending balance			0
Designated as hedging instrument | Fair value hedges [member] | Option contract [member]
Disclosure of changes in fair value [line items]
Derivative financial instruments			0
Derivative financial instruments			0
Non-current derivative financial liabilities			0
Designated as hedging instrument | Fair value hedges [member] | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance		(179,170)	(213,257)
Gains (losses) recognized in result			33,519
Payment (receipts)			568
Rights (obligations) with derivatives, ending balance			(179,170)
Derivative financial instruments			27,349
Derivative financial instruments			31,603
Non-current derivative financial liabilities			174,916
Not designated as hedging instrument1
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(536,611)	(89,596)
Gains (losses) recognized in result	317,729	(238,458)
Payment (receipts)	101,767	137,998
Restructuring Adjustment on Derivative Instrument		(346,555)
Rights (obligations) with derivatives, ending balance	(117,115)	(536,611)	(89,596)
Derivative financial instruments	0
Long-term loans and financing	(51,740)
Not designated as hedging instrument1 | Option contract [member]
Disclosure of changes in fair value [line items]
Aircraft sublease			0
Non-current derivative financial assets			0
Long-term loans and financing			0
Not designated as hedging instrument1 | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	0	(179,170)
Gains (losses) recognized in result	0	(34,075)
Payment (receipts)	0	213,245
Restructuring Adjustment on Derivative Instrument		0
Rights (obligations) with derivatives, ending balance	0	0	(179,170)
Derivative financial instruments	0
Aircraft sublease			0
Non-current derivative financial assets			0
Long-term loans and financing	0		0
Not designated as hedging instrument1 | Forward – fuel [Member]
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(60,102)	(28,701)	9,383
Gains (losses) recognized in result	(108,435)	(168,378)	440,065
Payment (receipts)	103,162	136,977	(478,149)
Restructuring Adjustment on Derivative Instrument		0
Rights (obligations) with derivatives, ending balance	(65,375)	(60,102)	(28,701)
Derivative financial instruments	0		8,705
Aircraft sublease			650
Derivative financial instruments			37,762
Non-current derivative financial assets			650
Non-current derivative financial liabilities			294
Long-term loans and financing	0		0
Not designated as hedging instrument1 | Forward – foreign currency
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	0	235,246	270,640
Gains (losses) recognized in result	0	(24,552)	(35,394)
Payment (receipts)	0	(210,694)	0
Restructuring Adjustment on Derivative Instrument		0
Rights (obligations) with derivatives, ending balance	0	0	235,246
Derivative financial instruments	0		0
Aircraft sublease			235,246
Derivative financial instruments			0
Non-current derivative financial assets			235,246
Non-current derivative financial liabilities			0
Long-term loans and financing	0		0
Not designated as hedging instrument1 | Conversion right debentures
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(488,775)	(116,971)
Gains (losses) recognized in result	437,035	(25,249)
Payment (receipts)	0	0
Restructuring Adjustment on Derivative Instrument		(346,555)
Rights (obligations) with derivatives, ending balance	(51,740)	(488,775)	(116,971)
Derivative financial instruments	0
Long-term loans and financing	(51,740)
Not designated as hedging instrument1 | Conversion right
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance		(116,971)	(636,786)
Gains (losses) recognized in result			519,815
Payment (receipts)			0
Rights (obligations) with derivatives, ending balance			(116,971)
Derivative financial instruments			0
Aircraft sublease			0
Derivative financial instruments			0
Non-current derivative financial assets			0
Non-current derivative financial liabilities			0
Long-term loans and financing			(116,971)
Not designated as hedging instrument1 | Option Fuel
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	12,266	0
Gains (losses) recognized in result	(10,871)	13,796
Payment (receipts)	(1,395)	(1,530)
Restructuring Adjustment on Derivative Instrument		0
Rights (obligations) with derivatives, ending balance	0	R$ 12,266	R$ 0
Derivative financial instruments	0
Long-term loans and financing	R$ 0